Summary of Significant Accounting Policies (Details) - Schedule of straight-line basis over their estimated useful lives	9 Months Ended
Sep. 30, 2022
Schedule Of Straight Line Basis Over Their Estimated Useful Lives Abstract
Patents	15 years
Licenses and trademarks	9 years